INVESTMENT PROPERTIES	12 Months Ended
Dec. 31, 2021
INVESTMENT PROPERTIES
INVESTMENT PROPERTIES

8       INVESTMENT PROPERTIES

	Buildings	Land use rights	Total
Year ended December 31, 2021
Opening net carrying amount	481,489	1,120,387	1,601,876
Transfer from property, plant and equipment (Note 7)	139,377	—	139,377
Transfer from right-of-use assets (Note 20(a))	—	90,314	90,314
Others	—	7,472	7,472
Depreciation	(11,900)	(12,550)	(24,450)

Closing net carrying amount	608,966	1,205,623	1,814,589

As of December 31, 2021
Cost	779,253	1,346,953	2,126,206
Accumulated depreciation and impairment	(170,287)	(141,330)	(311,617)

Net carrying amount	608,966	1,205,623	1,814,589

	Buildings	Land use rights	Total
Year ended December 31, 2020
Opening net carrying amount	414,168	1,089,098	1,503,266
Transfer from property, plant and equipment (Note 7)	78,135	—	78,135
Transfer from right-of-use assets (Note 20(a))	—	45,885	45,885
Disposal	—	(1,005)	(1,005)
Depreciation	(10,814)	(13,591)	(24,405)

Closing net carrying amount	481,489	1,120,387	1,601,876

As of December 31, 2020
Cost	601,850	1,221,710	1,823,560
Accumulated depreciation and impairment	(120,361)	(101,323)	(221,684)

Net carrying amount	481,489	1,120,387	1,601,876

The Group's investment properties consist of land use rights held for rental income and buildings leased to third parties under operating leases.